Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
NON-CURRENT ASSETS
Vessels, net	$ 85,587	$ 87,320
Office furniture and equipment	50	43
Other non-current assets	10	10
Total non-current assets	85,647	87,373
CURRENT ASSETS
Trade receivables, net	121	177
Inventories	398	661
Prepayments and other assets	1,357	426
Restricted cash	0	210
Cash and cash equivalents	1,588	2,756
Total current assets	3,464	4,230
TOTAL ASSETS	89,111	91,603
EQUITY
Issued share capital	128	126
Share premium	140,199	139,571
Accumulated deficit	(98,202)	(95,729)
Total equity	42,125	43,968
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	0	0
Provision for staff retirement indemnities	84	82
Total non-current liabilities	84	82
CURRENT LIABILITIES
Current portion of long-term borrowings	39,333	41,538
Trade accounts payable	5,217	4,258
Accrued liabilities and other payables	1,900	1,455
Deferred revenue	452	302
Total current liabilities	46,902	47,553
TOTAL LIABILITIES	46,986	47,635
TOTAL EQUITY AND LIABILITIES	$ 89,111	$ 91,603